UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      EJF Capital LLC

Address:   2107 Wilson Boulevard, Suite 410
           Arlington, VA  22201

Form 13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neal J. Wilson
Title:     Chief Operating Officer
Phone:     703-875-0591

Signature, Place, and Date of Signing:


/s/ Neal J. Wilson                Arlington, VA                 8/05/2008
 ----------------------      ----------------------       ----------------------
  Neal J. Wilson                     Place                        Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     $54,868(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

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                                                 FORM 13F INFORMATION TABLE

                                            TITLE                VALUE     SHARES/  SH/ PUT/  INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER                     OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------            ---------- ---------  --------   -------  --- ----  ------- -------- ------- ------ ------
Aercap Holdings Nv Equity                      COM   N00985106       947     5,000   SH         SOLE             5,000    0      0
Alpha Natural Resources Inc Equity             COM   02076X102     1,043    75,000   SH         SOLE            75,000    0      0
Annaly Mortgage Management Equity              COM    35710409       465    10,000   SH         SOLE            10,000    0      0
Apple Computer Inc Equity                      COM    37833100     1,172    30,000   SH         SOLE            30,000    0      0
BB&T Corporation Equity                        COM    54937107     227.7     7,000   SH         SOLE             7,000    0      0
Bhp Billiton Ltd-Spon Adr Equity               COM    88606108       426    20,000   SH         SOLE            20,000    0      0
Cadence Design Sys Inc Equity                  COM   127387108      50.5     5,000   SH         SOLE             5,000    0      0
Cit Group Inc Equity                           COM   125581108     34.05     5,000   SH         SOLE             5,000    0      0
Discover Financial - W/I Equity                COM   254709108     131.7    10,000   SH         SOLE            10,000    0      0
Fannie Mae Equity                              COM   313586109     195.1    10,000   SH         SOLE            10,000    0      0
Freeport-Mcmoran Copper-B Equity               COM   35671D857       879     7,500   SH         SOLE             7,500    0      0
Frontier Oil Corp Equity                       COM   35914P105       359    15,000   SH         SOLE            15,000    0      0
Genesis Lease Ltd-Ads Equity                   COM   37183T107       517    50,000   SH         SOLE            50,000    0      0
Grubb & Ellis                                  COM   400095202       385   100,000   SH         SOLE           100,000    0      0
Horsehead Holding Corp Equity                  COM   440694305     4,862   399,857   SH         SOLE           399,857    0      0
Jpmorgan Chase & Co Equity                     COM   46625H100       858    25,000   SH         SOLE            25,000    0      0
July 08 Puts On Slm Us @ 17.5 Option           PUT   78442P956        24       400   SH  PUT    SOLE               400    0      0
July 08 Puts On Tma Us @ 2.5 Option            PUT   885218957       847     3,682   SH  PUT    SOLE             3,682    0      0
Legg Mason Inc Equity                          COM   524901105     1,734    39,800   SH         SOLE            39,800    0      0
Lincoln National Corp Equity                   COM   534187109     1,133    25,000   SH         SOLE            25,000    0      0
Maiden Holdings Ltd.                           COM   G5753U112     1,880   293,700   SH         SOLE           293,700    0      0
Marvell Technology Group Ltd Equity            COM   G5876H105       442    25,000   SH         SOLE            25,000    0      0
Mcdermott Intl Inc Equity                      COM   580037109       743    12,000   SH         SOLE            12,000    0      0
Memc Electronic Materials Equity               COM   552715104     1,692    27,500   SH         SOLE            27,500    0      0
Metlife Inc Equity                             COM   59156R108   1319.25    25,000   SH         SOLE            25,000    0      0
Mgic Investment Corp Equity                    COM   552848103     2,279   373,000   SH         SOLE           373,000    0      0
Microsoft Corp Equity                          COM   594918104       688    25,000   SH         SOLE            25,000    0      0
Millicom Intl Cellular S.A. Equity             COM   LG388F110       300     2,896   SH         SOLE             2,896    0      0
Morgan Stanley Equity                          COM   617446448       721    20,000   SH         SOLE            20,000    0      0
Netlogic Microsystems Inc Equity               COM   64118B100       249     7,500   SH         SOLE             7,500    0      0
Nintendo Co Ltd-Adr Equity                     COM   654445303       349     5,000   SH         SOLE             5,000    0      0
Nokia Corp-Spon Adr Equity                     COM   654902204      2205    90,000   SH         SOLE            90,000    0      0
Novellus Systems Inc Equity                    COM   670008101   201.305     9,500   SH         SOLE             9,500    0      0
Nucor Corp Equity                              COM   670346105       747    10,000   SH         SOLE            10,000    0      0
Nvidia Corp Equity                             COM   67066G104       842    45,000   SH         SOLE            45,000    0      0
Occidental Petroleum Corp Equity               COM   674599105  3810.064    42,400   SH         SOLE            42,400    0      0
Orion Marine Group Inc.                        COM   68628V308       262    18,519   SH         SOLE            18,519    0      0
Pennantpark Investment Corp Equity             COM   708062104       181    25,100   SH         SOLE            25,100    0      0
Precision Drilling Trust Equity                COM   740215108       409    15,000   SH         SOLE            15,000    0      0
Qualcomm Inc Equity                            COM   747525103     1,109    25,000   SH         SOLE            25,000    0      0
Republic Airways Holdings In Equity            COM   760276105       217    25,000   SH         SOLE            25,000    0      0
Ryland Group Inc Equity                        COM   783764103       545    25,000   SH         SOLE            25,000    0      0
Seagate Technology Equity                      COM   G7945J104       287    15,000   SH         SOLE            15,000    0      0
Sirius Satellite Radio inc Equity              COM   82966U103       211   110,000   SH         SOLE           110,000    0      0
Slm Corp Equity                                COM   78442P106     2,129   110,000   SH         SOLE           110,000    0      0
Sonus Networks Inc Equity                      COM   835916107       599   175,000   SH         SOLE           175,000    0      0
State Street Corp Equity                       COM   857477103     1,920    30,000   SH         SOLE            30,000    0      0
Sunpower Corp-Class A Equity                   COM   867652109       720    10,000   SH         SOLE            10,000    0      0
Suntech Power Holdings-Adr Equity              COM   86800C104     2,281    60,900   SH         SOLE            60,900    0      0
Suntrust Banks Inc Equity                      COM   867914103     362.2    10,000   SH         SOLE            10,000    0      0
Thornburg Mtge Inc 10.0000% 12/31/2049 Equity  COM   885218701     1,724   420,600   SH         SOLE           420,600    0      0
Transocean Inc Equity                          COM   G90073100       762     5,000   SH         SOLE             5,000    0      0
Trina Solar Ltd-Spon Adr Equity                COM   89628E104     1,272    41,500   SH         SOLE            41,500    0      0
Ucbh Holdings Inc Equity                       COM   90263T308       349       500   SH         SOLE               500    0      0
Unibanco-Gdr Equity                            COM   90458E107       381     3,000   SH         SOLE             3,000    0      0
Universal Display Corp Equity                  COM   91347P105       123    10,000   SH         SOLE            10,000    0      0
Valero Energy Corp Equity                      COM   91913Y100     1,441    35,000   SH         SOLE            35,000    0      0
Walter Industries Inc Equity                   COM   93317Q105     2,828    26,000   SH         SOLE            26,000    0      0
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